Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Post employment benefits
Investment fund	€ 782	€ 1,161
Defined Benefit Pension Plan
Post employment benefits
Cash and cash equivalents	27	55
Investment fund	782	1,161
Assets	5,047	7,715
Actual return on plan assets	(2,290)	198
Defined Benefit Pension Plan | Level1 of Fair Value Hierarchy [Member]
Post employment benefits
Equity investments	140	849
Debt instruments	588	1,334
Property	17	29
Annuity policies	25	34
Defined Benefit Pension Plan | Level 2
Post employment benefits
Equity investments	322	359
Debt instruments	288	317
Property	438	460
Derivatives	1,791	2,195
Annuity policies	€ 629	€ 922